May 11, 1998


                      THE DREYFUS/LAUREL FUNDS, INC. -
                       DREYFUS BOND MARKET INDEX FUND

              Supplement to Statement of Additional Information
                             Dated March 1, 1998


     The following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Management of the Fund - Directors and Officers:"

     The Company has a Board composed of twelve Directors which supervises the Fund's investment activities and reviews contractual arrangements with companies that provide the Fund with services.


     The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Management of the Fund - Directors and Officers:"


O+BENAREE PRATT WILEY. Director of the Company; President and CEO of The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 51 years old.
Address: 334 Boylston Street, Suite 400, Boston, MA.
                                         May 11, 1998


                      THE DREYFUS/LAUREL FUNDS, INC. -
                      DREYFUS PREMIER MIDCAP STOCK FUND

              Supplement to Statement of Additional Information
                           Dated January 16, 1998


     The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Portfolio Transactions:"

     The aggregate amount of transactions during the last fiscal year in securities effected on an agency basis through a broker in consideration of, among other things, research services provided was $2,246,437 and the commissions related to such transactions were $2,898.


     The following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Management of the Fund - Directors and Officers:"

     The Company has a Board composed of twelve Directors which supervises the Fund's investment activities and reviews contractual arrangements with companies that provide the Fund with services.


     The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Management of the Fund - Directors and Officers:"


O+BENAREE PRATT WILEY. Director of the Company; President and CEO of The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 51 years old.
Address: 334 Boylston Street, Suite 400, Boston, MA.
                                                     May 11, 1998

                      THE DREYFUS/LAUREL FUNDS, INC. -
                       DREYFUS DISCIPLINED STOCK FUND

              Supplement to Statement of Additional Information
                             Dated March 1, 1998


     The following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Management of the Fund - Directors and Officers:"

     The Company has a Board composed of twelve Directors which supervises the Fund's investment activities and reviews contractual arrangements with companies that provide the Fund with services.


     The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Management of the Fund - Directors and Officers:"


O+BENAREE PRATT WILEY. Director of the Company; President and CEO of The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 51 years old.
Address: 334 Boylston Street, Suite 400, Boston, MA.
                                                  May 11, 1998

                      THE DREYFUS/LAUREL FUNDS, INC. -
                  DREYFUS PREMIER LARGE COMPANY STOCK FUND

              Supplement to Statement of Additional Information
                           Dated January 16, 1998


     The following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Management of the Fund - Directors and Officers:"

     The Company has a Board composed of twelve Directors which supervises the Fund's investment activities and reviews contractual arrangements with companies that provide the Fund with services.


     The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Management of the Fund - Directors and Officers:"


O+BENAREE PRATT WILEY. Director of the Company; President and CEO of The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 51 years old.
Address: 334 Boylston Street, Suite 400, Boston, MA.
                                                  May 11, 1998

                      THE DREYFUS/LAUREL FUNDS, INC. -
                DREYFUS INTERNATIONAL EQUITY ALLOCATION FUND

              Supplement to Statement of Additional Information
                             Dated March 1, 1998


     The following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Management of the Fund - Directors and Officers:"

     The Company has a Board composed of twelve Directors which supervises the Fund's investment activities and reviews contractual arrangements with companies that provide the Fund with services.


     The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Management of the Fund - Directors and Officers:"


O+BENAREE PRATT WILEY. Director of the Company; President and CEO of The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 51 years old.
Address: 334 Boylston Street, Suite 400, Boston, MA.
                                                  May 11, 1998

                      THE DREYFUS/LAUREL FUNDS, INC. -
             DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
            DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
                        DREYFUS MONEY MARKET RESERVES
                         DREYFUS MUNICIPAL RESERVES
                       DREYFUS U.S. TREASURY RESERVES

              Supplement to Statement of Additional Information
                             Dated March 1, 1998


     The following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Directors and Officers:"

     The Company has a Board composed of twelve Directors which supervises the Funds' investment activities and reviews contractual arrangements with companies that provide the Fund with services.


     The following information supplements and should be read in conjunction with the section of the Funds' Statement of Additional Information entitled "Directors and Officers:"


O+BENAREE PRATT WILEY. Director of the Company; President and CEO of The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 51 years old.
Address: 334 Boylston Street, Suite 400, Boston, MA.


                                                  May 11, 1998

                      THE DREYFUS/LAUREL FUNDS, INC. -
                   DREYFUS BASIC S&P 500 STOCK INDEX FUND

              Supplement to Statement of Additional Information
                             Dated March 1, 1998


     The following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Management of the Fund - Directors and Officers:"

     The Company has a Board composed of twelve Directors which supervises the Fund's investment activities and reviews contractual arrangements with companies that provide the Fund with services.


     The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Management of the Fund - Directors and Officers:"


O+BENAREE PRATT WILEY. Director of the Company; President and CEO of The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 51 years old.
Address: 334 Boylston Street, Suite 400, Boston, MA.

                                                May 11, 1998

                      THE DREYFUS/LAUREL FUNDS, INC. -
                 DREYFUS DISCIPLINED INTERMEDIATE BOND FUND

              Supplement to Statement of Additional Information
                             Dated March 1, 1998


     The following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Directors and Officers:"

     The Company has a Board composed of twelve Directors which supervises the Fund's investment activities and reviews contractual arrangements with companies that provide the Fund with services.


     The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Directors and Officers:"


O+BENAREE PRATT WILEY. Director of the Company; President and CEO of The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 51 years old.
Address: 334 Boylston Street, Suite 400, Boston, MA.
                                             May 11, 1998

              THE DREYFUS/LAUREL FUNDS, INC. -
                DREYFUS PREMIER BALANCED FUND
          DREYFUS PREMIER LIMITED TERM INCOME FUND

      Supplement to Statement of Additional Information
                     Dated March 1, 1998

     The following information supersedes and replaces the last paragraph contained in the section of the Funds'
Statement of Additional Information entitled "Portfolio
Transactions:"

Dreyfus Premier Limited Term Income Fund - The aggregate amount of transactions during the last fiscal year in securities effected on an agency basis through a broker in consideration of, among other things, research services provided was $ 5,500,000 in par value, and the commissions related to such transactions were $ 742.19.

Dreyfus Premier Balanced Fund - The aggregate amount of transactions during the last fiscal year in securities effeted on an agency basis through a broker in consideration of, among other things, research services provided was $42,422,230 and the commissions related to such transactions were $46,752.



     The following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Funds' Statement of Additional Information entitled "Management of the Funds - Directors and Officers:"

     The Company has a Board composed of twelve Directors which supervises the Funds' investment activities and reviews contractual arrangements with companies that provide the Funds with services.


     The following information supplements and should be read in conjunction with the section of the Funds' Statement of Additional Information entitled "Management of the Funds
- Directors and Officers:"

O+BENAREE PRATT WILEY. Director of the Company; President and CEO of The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH
Educational Foundation; Trustee, Children's Hospital;
Director, The Greater Boston Chamber of Commerce; Director,
The First
Albany Companies, Inc.; from April 1995 to March 1998,
Director, TBC, an affiliate of Dreyfus.  Age: 51 years old.
Address: 334 Boylston Street, Suite 400, Boston, MA.
                                             May 11, 1998

              THE DREYFUS/LAUREL FUNDS, INC. -
          DREYFUS PREMIER SMALL COMPANY STOCK FUND


      Supplement to Statement of Additional Information
                     Dated March 1, 1998


     The following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Management of the Fund - Directors and Officers:"

     The Company has a Board composed of twelve Directors which supervises the Fund's investment activities and reviews contractual arrangements with companies that provide the Fund with services.


     The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Management of the Fund -
Directors and Officers of the Company:"


O+BENAREE PRATT WILEY. Director of the Company; President and CEO of The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 51 years old. Address: 334 Boylston Street, Suite 400, Boston, MA.

                                             May 11, 1998

              THE DREYFUS/LAUREL FUNDS, INC. -
           DREYFUS PREMIER TAX MANAGED GROWTH FUND


      Supplement to Statement of Additional Information
                   Dated November 4, 1997


     The following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Management of the Fund - Directors and Officers of the Company:"

     The Company has a Board composed of twelve Directors which supervises the Fund's investment activities and reviews contractual arrangements with companies that provide the Fund with services.


     The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Management of the Fund -
Directors and Officers of the Company:"


O+BENAREE PRATT WILEY. Director of the Company; President and CEO of The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 51 years old. Address: 334 Boylston Street, Suite 400, Boston, MA.


                                             May 11, 1998

              THE DREYFUS/LAUREL FUNDS, INC. -
            DREYFUS PREMIER SMALL CAP VALUE FUND


      Supplement to Statement of Additional Information
                    Dated March 31, 1998


     The following information supersedes and replaces the first sentence of the first paragraph contained in the section of the Fund's Statement of Additional Information entitled "Management of the Fund - Directors and Officers of the Company:"

     The Company has a Board composed of twelve Directors which supervises the Fund's investment activities and reviews contractual arrangements with companies that provide the Fund with services.


     The following information supplements and should be read in conjunction with the section of the Fund's Statement of Additional Information entitled "Management of the Fund -
Directors and Officers of the Company:"


O+BENAREE PRATT WILEY. Director of the Company; President and CEO of The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA; Trustee, Boston College; Trustee, WGBH Educational Foundation; Trustee, Children's Hospital; Director, The Greater Boston Chamber of Commerce; Director, The First Albany Companies, Inc.; from April 1995 to March 1998, Director, TBC, an affiliate of Dreyfus. Age: 51 years old. Address: 334 Boylston Street, Suite 400, Boston, MA.